INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET
As of December 31, 2020, intangible assets comprised the carrying amounts of internal-use
software, finite-lived intangible asset
s
, of $4,005.
The cost and the accumulated amortization of
internal-use
software amounted to $4,038 and $33 as of December 31, 2020. The amortization expense
s
of
internal-use
software recognized for the year ended December 31, 2020 were $33.
As of December 31, 2020, the estimated future amortization expenses of internal-use
software are as follows:

Year ending December 31,
2021	$1,346
2022	1,346
2023	1,313

$4,005